Short Term Investments - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Realized gains on sales of short-term investments, trading securities		$ 3	$ 4	$ 4
Unrealized holding loss on short-term investment		$ 0	0	$ 0
Gain on structured notes			$ 118
Senior Notes
Gain (Loss) on Investments [Line Items]
Senior notes coupon rate	1.65%
Effective interest rate	1.65%
Par value	$ 4,000
Investment maturity date	2016-07	2016-07